Condensed financial information of the parent company	12 Months Ended
Jun. 30, 2021
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 17 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2021 and 2020.

PARENT COMPANY BALANCE SHEETS

	June 30, 2021	June 30, 2020

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,943	$163,640
Prepayments	130,088	18,406
Other receivables	—	28,940
Intercompany receivables	19,163,736	9,963,384
Total current assets	19,295,767	10,174,370

OTHER ASSETS
Investment in subsidiary	—	19,713,942

Total assets	$19,295,767	$29,888,312

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Loan from third party	$—	$500,000
Convertible debenture, net	1,300,000	4,768,312
Other payable and accrued expenses	218,045	390,122
Other payable - related parties	720,809	423,416
Total current liabilities	2,238,854	6,081,850

OTHER LIABILITIES
Loss in excess of investment in subsidiaries	20,278,567	—

Total liabilities	22,517,421	6,081,850

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 40,716,642 and 23,971,084 share issued and outstanding as of June 30, 2021 and 2020, respectively	407,167	239,711
Additional paid-in capital	32,175,798	15,765,411
Deferred share compensation	(21,140)	(47,708)
Statutory reserves	1,670,367	1,670,367
(Accumulated deficit) retained earnings	(38,574,620)	7,034,899
Accumulated other comprehensive income (loss)	1,120,774	(856,218)
Total shareholders' equity	(3,221,654)	23,806,462

Total liabilities and shareholders' equity	$19,295,767	$29,888,312

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended June 30,
	2021	2020	2019

OPERATING EXPENSES
General and administrative	$(1,585,052)	$(2,512,271)	$(309,466)
Stock compensation expense	(1,889,173)	(930,223)	—
Total operating expenses	(3,474,225)	(3,442,494)	(309,466)

LOSS FROM OPERATIONS	(3,474,225)	(3,442,494)	(309,466)

OTHER INCOME (EXPENSE)
Interest expense	(156,048)	(123,212)	—
Other finance expenses	(134,960)	(359,187)	—
Gain on debt settlement	125,215	—	—
Equity (loss) income of subsidiaries	(41,969,501)	(952,049)	4,673,057
Total other (expenses) income, net	(42,135,294)	(1,434,448)	4,673,057

NET (LOSS) INCOME	(45,609,519)	(4,876,942)	4,363,591
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,976,992	(547,647)	(267,546)
COMPREHENSIVE (LOSS) INCOME	$(43,632,527)	$(5,424,589)	$4,096,045

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2021	2020	2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(45,609,519)	$(4,876,942)	$4,363,591
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Equity loss (income) of subsidiary	41,969,501	952,049	(4,673,057)
Stock compensation expense	1,889,173	930,223	—
Late payment penalty expense	—	500,000	—
Amortization of convertible debenture issuance cost and discount	131,688	357,853	—
Gain on debt settlement	(125,215)	—	—
Change in operating assets and liabilities
Other receivables	28,940	(28,940)	—
Prepayments	(111,682)	(18,406)	—
Accrued expenses	276,210	269,521	126,213
Intercompany	(9,200,351)	(3,567,750)	—
Net cash used in operating activities	(10,751,255)	(5,482,392)	(183,253)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	297,393	166,032	183,253
Proceeds from issuance of ordinary shares through private placements	8,992,165	—	—
Proceeds from convertible debentures, net of issuance costs	1,300,000	5,480,000	—
Net cash provided by financing activities	10,589,558	5,646,032	183,253

CHANGES IN CASH AND CASH EQUIVALENTS	(161,697)	163,640	—

CASH AND CASH EQUIVALENTS, beginning of year	163,640	—	—

CASH AND CASH EQUIVALENTS, end of year	$1,943	$163,640	$—

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	$—	$—	$1,800,000
Issuance of ordinary shares for acquisition	$—	$2,658,909	$—
Conversion of debts into ordinary shares	$741,785	—	—
Conversion of convertible debenture into ordinary shares	$5,066,288	$857,165	$—